Other taxes and royalties	12 Months Ended
Dec. 31, 2024
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Other taxes and royalties
Note 25. Other taxes and royalties

	As of December 31, 2024	As of December 31, 2023
Current
Royalties and others	26,008	33,862
Tax withholdings	12,497	1,603
Personal assets tax	8,132	912
Other	1,078	172

Total current other taxes and royalties	47,715	36,549